Distribution Date:	10/11/24	GS Mortgage Securities Trust 2015-GC32
Determination Date:	10/07/24
Next Distribution Date:	11/13/24
Record Date:	09/30/24	Commercial Mortgage Pass-Through Certificates
Series 2015-GC32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Midland Loan Services
Exchangeable Certificate Factor Detail	6		askmidlandls.com	(913) 253-9000
Additional Information	7		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	9		Brian Hanson		bhanson@cwcapital.com
			900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-17
			David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	18-20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	23				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25	Controlling Class	400 Capital Management LLC
		Representative
Specially Serviced Loan Detail - Part 2	26		Steve Wolcott,	(212) 612-3106	steve.wolcott@400capital.com
Modified Loan Detail	27		510 Madison Avenue, 17th Floor | New York, NY 10022 | United States
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36250PAA3	1.593000%	54,451,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36250PAB1	3.062000%	50,885,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36250PAC9	3.498000%	180,000,000.00	146,796,813.65	0.00	427,912.71	0.00	0.00	427,912.71	146,796,813.65	38.15%	30.00%
A-4	36250PAD7	3.764000%	331,866,000.00	331,866,000.00	0.00	1,040,953.02	0.00	0.00	1,040,953.02	331,866,000.00	38.15%	30.00%
A-AB	36250PAE5	3.513000%	84,984,000.00	10,865,126.78	1,655,783.54	31,807.66	0.00	0.00	1,687,591.20	9,209,343.24	38.15%	30.00%
A-S	36250PAH8	4.018000%	70,218,000.00	70,218,000.00	0.00	235,113.27	0.00	0.00	235,113.27	70,218,000.00	29.25%	23.00%
B	36250PAJ4	4.390370%	60,188,000.00	60,188,000.00	0.00	220,206.33	0.00	0.00	220,206.33	60,188,000.00	21.62%	17.00%
C	36250PAL9	4.400370%	42,632,000.00	42,632,000.00	0.00	156,330.48	0.00	0.00	156,330.48	42,632,000.00	16.21%	12.75%
D	36250PAM7	3.345000%	51,410,000.00	51,410,000.00	0.00	143,305.38	0.00	0.00	143,305.38	51,410,000.00	9.70%	7.63%
E	36250PAP0	4.400370%	20,063,000.00	20,063,000.00	0.00	73,570.52	0.00	0.00	73,570.52	20,063,000.00	7.15%	5.63%
F	36250PAR6	4.400370%	10,031,000.00	10,031,000.00	0.00	36,783.43	0.00	0.00	36,783.43	10,031,000.00	5.88%	4.63%
G	36250PAT2	4.400370%	17,555,000.00	17,555,000.00	0.00	64,373.75	0.00	0.00	64,373.75	17,555,000.00	3.66%	2.88%
H*	36250PAV7	4.400370%	28,840,074.00	28,839,980.09	0.00	105,755.49	0.00	0.00	105,755.49	28,839,980.09	0.00%	0.00%
R	36250PAX3	0.000000%	1.00	0.00	0.00	4,934.50	0.00	0.00	4,934.50	0.00	0.00%	0.00%
Regular SubTotal			1,003,123,075.00	790,464,920.52	1,655,783.54	2,541,046.54	0.00	0.00	4,196,830.08	788,809,136.98

X-A	36250PAF2	0.679139%	772,404,000.00	559,745,940.43	0.00	316,787.75	0.00	0.00	316,787.75	558,090,156.89
X-B	36250PAG0	0.010000%	60,188,000.00	60,188,000.00	0.00	501.57	0.00	0.00	501.57	60,188,000.00
X-D	36250PAN5	1.055370%	51,410,000.00	51,410,000.00	0.00	45,213.81	0.00	0.00	45,213.81	51,410,000.00
Notional SubTotal			884,002,000.00	671,343,940.43	0.00	362,503.13	0.00	0.00	362,503.13	669,688,156.89

Deal Distribution Total					1,655,783.54	2,903,549.67	0.00	0.00	4,559,333.21

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36250PAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36250PAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36250PAC9	815.53785361	0.00000000	2.37729283	0.00000000	0.00000000	0.00000000	0.00000000	2.37729283	815.53785361
A-4	36250PAD7	1,000.00000000	0.00000000	3.13666667	0.00000000	0.00000000	0.00000000	0.00000000	3.13666667	1,000.00000000
A-AB	36250PAE5	127.84908665	19.48347383	0.37427822	0.00000000	0.00000000	0.00000000	0.00000000	19.85775205	108.36561282
A-S	36250PAH8	1,000.00000000	0.00000000	3.34833333	0.00000000	0.00000000	0.00000000	0.00000000	3.34833333	1,000.00000000
B	36250PAJ4	1,000.00000000	0.00000000	3.65864176	0.00000000	0.00000000	0.00000000	0.00000000	3.65864176	1,000.00000000
C	36250PAL9	1,000.00000000	0.00000000	3.66697504	0.00000000	0.00000000	0.00000000	0.00000000	3.66697504	1,000.00000000
D	36250PAM7	1,000.00000000	0.00000000	2.78750010	0.00000000	0.00000000	0.00000000	0.00000000	2.78750010	1,000.00000000
E	36250PAP0	1,000.00000000	0.00000000	3.66697503	0.00000000	0.00000000	0.00000000	0.00000000	3.66697503	1,000.00000000
F	36250PAR6	1,000.00000000	0.00000000	3.66697538	0.00000000	0.00000000	0.00000000	0.00000000	3.66697538	1,000.00000000
G	36250PAT2	1,000.00000000	0.00000000	3.66697522	0.00000000	0.00000000	0.00000000	0.00000000	3.66697522	1,000.00000000
H	36250PAV7	999.99674377	0.00000000	3.66696320	0.00000000	0.00000000	0.00000000	0.00000000	3.66696320	999.99674377
R	36250PAX3	0.00000000	0.00000000	4,934,500.00000000	0.00000000	0.00000000	0.00000000	0.00000000	4,934,500.00000000	0.00000000

Notional Certificates
X-A	36250PAF2	724.68027150	0.00000000	0.41013220	0.00000000	0.00000000	0.00000000	0.00000000	0.41013220	722.53659599
X-B	36250PAG0	1,000.00000000	0.00000000	0.00833339	0.00000000	0.00000000	0.00000000	0.00000000	0.00833339	1,000.00000000
X-D	36250PAN5	1,000.00000000	0.00000000	0.87947500	0.00000000	0.00000000	0.00000000	0.00000000	0.87947500	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/24 - 09/30/24	30	0.00	427,912.71	0.00	427,912.71	0.00	0.00	0.00	427,912.71	0.00
A-4	09/01/24 - 09/30/24	30	0.00	1,040,953.02	0.00	1,040,953.02	0.00	0.00	0.00	1,040,953.02	0.00
A-AB	09/01/24 - 09/30/24	30	0.00	31,807.66	0.00	31,807.66	0.00	0.00	0.00	31,807.66	0.00
X-A	09/01/24 - 09/30/24	30	0.00	316,787.75	0.00	316,787.75	0.00	0.00	0.00	316,787.75	0.00
X-B	09/01/24 - 09/30/24	30	0.00	501.57	0.00	501.57	0.00	0.00	0.00	501.57	0.00
X-D	09/01/24 - 09/30/24	30	0.00	45,213.81	0.00	45,213.81	0.00	0.00	0.00	45,213.81	0.00
A-S	09/01/24 - 09/30/24	30	0.00	235,113.27	0.00	235,113.27	0.00	0.00	0.00	235,113.27	0.00
B	09/01/24 - 09/30/24	30	0.00	220,206.33	0.00	220,206.33	0.00	0.00	0.00	220,206.33	0.00
C	09/01/24 - 09/30/24	30	0.00	156,330.48	0.00	156,330.48	0.00	0.00	0.00	156,330.48	0.00
D	09/01/24 - 09/30/24	30	0.00	143,305.38	0.00	143,305.38	0.00	0.00	0.00	143,305.38	0.00
E	09/01/24 - 09/30/24	30	0.00	73,570.52	0.00	73,570.52	0.00	0.00	0.00	73,570.52	0.00
F	09/01/24 - 09/30/24	30	0.00	36,783.43	0.00	36,783.43	0.00	0.00	0.00	36,783.43	0.00
G	09/01/24 - 09/30/24	30	0.00	64,373.75	0.00	64,373.75	0.00	0.00	0.00	64,373.75	0.00
H	09/01/24 - 09/30/24	30	0.00	105,755.49	0.00	105,755.49	0.00	0.00	0.00	105,755.49	0.00
Totals			0.00	2,898,615.17	0.00	2,898,615.17	0.00	0.00	0.00	2,898,615.17	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36250PAH8	4.018000%	70,218,000.00	70,218,000.00	0.00	235,113.27	0.00	0.00	235,113.27	70,218,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36250PAJ4	4.390370%	60,188,000.00	60,188,000.00	0.00	220,206.33	0.00	0.00	220,206.33	60,188,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36250PAL9	4.400370%	42,632,000.00	42,632,000.00	0.00	156,330.48	0.00	0.00	156,330.48	42,632,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			173,038,000.03	173,038,000.00	0.00	611,650.08	0.00	0.00	611,650.08	173,038,000.00

Exchangeable Certificate Details
PEZ	36250PAK1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	36250PAK1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	4,559,333.21
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,909,640.55	Master Servicing Fee	7,264.06
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,562.42
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	329.36
ARD Interest	0.00	Operating Advisor Fee	869.51
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,909,640.55	Total Fees	11,025.35

Principal		Expenses/Reimbursements
Scheduled Principal	1,655,783.54	Reimbursement for Interest on Advances	237.91
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	(5,172.41)
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,655,783.54	Total Expenses/Reimbursements	(4,934.50)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,903,549.67
Excess Liquidation Proceeds Collected	0.00	Principal Distribution	1,655,783.54
Excess Liquidation Proceeds Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Excess Liquidation Proceeds Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,559,333.21
Total Funds Collected	4,565,424.09	Total Funds Distributed	4,565,424.06

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	790,464,920.52	790,464,920.52	Beginning Certificate Balance	790,464,920.52
(-) Scheduled Principal Collections	1,655,783.54	1,655,783.54	(-) Principal Distributions	1,655,783.54
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	788,809,136.98	788,809,136.98	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	790,492,722.58	790,492,722.58	Ending Certificate Balance	788,809,136.98
Ending Actual Collateral Balance	788,866,768.40	788,866,768.40

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.40%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	16	262,388,269.22	33.26%	8	4.3889	NAP	Defeased	16	262,388,269.22	33.26%	8	4.3889	NAP
5,000,000 or less	12	40,523,770.21	5.14%	9	4.6795	1.637624	1.30 or less	10	155,599,456.50	19.73%	9	4.4811	0.923148
5,000,001 to 10,000,000	15	108,275,819.21	13.73%	9	4.6682	1.561784	1.31-1.40	1	10,121,875.66	1.28%	9	5.1045	1.360000
10,000,001 to 15,000,000	3	36,825,352.63	4.67%	9	4.7588	1.666928	1.41-1.50	6	45,963,185.18	5.83%	9	4.5696	1.446948
15,000,001 to 20,000,000	6	106,945,525.45	13.56%	9	4.3871	1.492964	1.51-1.60	6	82,070,047.45	10.40%	9	4.4593	1.561092
20,000,001 to 25,000,000	1	25,000,000.00	3.17%	6	3.9085	1.870000	1.61-1.70	2	32,628,563.62	4.14%	8	4.0282	1.640243
25,000,001 to 30,000,000	1	27,245,731.26	3.45%	9	4.3500	0.080000	1.71-1.80	1	5,456,953.64	0.69%	9	4.6690	1.710000
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	5	113,496,301.37	14.39%	8	4.2151	1.874006
50,000,001 to 75,000,000	3	181,604,669.00	23.02%	9	4.2780	1.586941	1.91-2.00	5	37,551,047.19	4.76%	9	4.3687	1.935515
75,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01-2.50	5	43,533,437.15	5.52%	9	4.7861	2.145175
Totals	57	788,809,136.98	100.00%	8	4.4171	1.586708	2.51-3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	57	788,809,136.98	100.00%	8	4.4171	1.586708
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	74	262,388,269.22	33.26%	8	4.3889	NAP
							Defeased	74	262,388,269.22	33.26%	8	4.3889	NAP
Alabama	5	10,608,285.74	1.34%	9	4.7718	1.426097
							Industrial	6	14,351,221.12	1.82%	9	4.5127	1.883955
California	4	98,092,563.61	12.44%	8	4.1309	1.728607
							Lodging	6	105,830,852.83	13.42%	9	4.4745	0.953551
Colorado	2	60,400,611.31	7.66%	9	4.2985	1.313741
							Mixed Use	7	24,552,956.53	3.11%	9	4.7818	1.244934
Connecticut	2	23,428,743.35	2.97%	9	4.6739	1.703736
							Multi-Family	6	18,038,942.09	2.29%	9	4.8685	2.050000
Florida	4	20,142,926.42	2.55%	9	4.7193	1.925695
							Office	12	49,998,747.71	6.34%	7	4.3232	1.592160
Georgia	2	7,978,039.31	1.01%	9	4.7025	1.675240
							Retail	35	292,408,170.39	37.07%	9	4.3715	1.623138
Idaho	2	10,337,606.76	1.31%	9	4.7730	1.786259
							Self Storage	4	21,239,977.09	2.69%	9	4.4585	2.067754
Illinois	2	21,908,850.48	2.78%	9	4.7351	1.172424
							Totals	150	788,809,136.98	100.00%	8	4.4171	1.586708
Indiana	11	19,257,866.45	2.44%	9	4.7896	2.008839

Kentucky	3	6,965,857.45	0.88%	9	4.8685	2.050000

Michigan	2	7,947,501.36	1.01%	9	4.8135	1.633406

Missouri	6	7,750,276.50	0.98%	9	4.9350	1.850000

Nevada	1	3,140,084.00	0.40%	9	4.9300	1.460000

New Hampshire	1	3,520,559.17	0.45%	9	4.4300	1.570000

New Jersey	2	20,665,439.64	2.62%	8	4.5102	1.511647

North Carolina	2	4,979,492.17	0.63%	9	4.7090	1.580000

Ohio	2	9,568,961.26	1.21%	9	5.2322	0.907604

Oklahoma	1	2,028,442.04	0.26%	9	5.0225	1.100000

Pennsylvania	5	58,772,206.81	7.45%	9	4.4771	0.670142

South Carolina	2	11,874,445.78	1.51%	9	4.6652	1.879366

Tennessee	2	6,018,046.00	0.76%	9	4.8680	1.802203

Texas	3	69,323,155.51	8.79%	9	4.4390	1.530318

Washington	10	41,710,906.65	5.29%	7	3.7363	1.781860

Totals	150	788,809,136.98	100.00%	8	4.4171	1.586708

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	262,388,269.22	33.26%	8	4.3889	NAP	Defeased	16	262,388,269.22	33.26%	8	4.3889	NAP
	4.000% or less	2	41,710,906.65	5.29%	7	3.7363	1.781860	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	5	104,934,855.82	13.30%	8	4.1132	1.738772	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	6	163,623,715.46	20.74%	9	4.3729	1.214170	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	13	113,084,963.73	14.34%	9	4.6230	1.492759	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	12	79,272,508.70	10.05%	9	4.8508	1.796617	49 months or greater	41	526,420,867.76	66.74%	9	4.4312	1.507620
	5.001% or greater	3	23,793,917.40	3.02%	9	5.1417	1.133229	Totals	57	788,809,136.98	100.00%	8	4.4171	1.586708
	Totals	57	788,809,136.98	100.00%	8	4.4171	1.586708
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	262,388,269.22	33.26%	8	4.3889	NAP	Defeased	16	262,388,269.22	33.26%	8	4.3889	NAP
	60 months or less	41	526,420,867.76	66.74%	9	4.4312	1.507620	Interest Only	2	30,500,000.00	3.87%	6	3.9256	1.884426
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	39	495,920,867.76	62.87%	9	4.4622	1.484446
	Totals	57	788,809,136.98	100.00%	8	4.4171	1.586708	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	57	788,809,136.98	100.00%	8	4.4171	1.586708
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	16	262,388,269.22	33.26%	8	4.3889	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	40	520,438,097.21	65.98%	9	4.4262	1.514605
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	1	5,982,770.55	0.76%	9	4.8600	0.900000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	788,809,136.98	100.00%	8	4.4171	1.586708
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A1	30309707	MH	Various	Various	Actual/360	4.425%	304,709.66	197,529.09	0.00	N/A	07/06/25	--	82,633,127.81	82,435,598.72	10/06/24
2	30520773	RT	Fresno	CA	Actual/360	4.136%	236,406.18	123,656.72	0.00	N/A	06/06/25	--	68,598,092.83	68,474,436.11	10/04/24
3	30520777	RT	El Paso	TX	Actual/360	4.399%	213,854.00	114,086.36	0.00	N/A	07/03/25	--	58,343,707.94	58,229,621.58	10/04/24
4	30520787	LO	Denver	CO	Actual/360	4.328%	198,456.44	124,279.58	0.00	N/A	07/03/25	--	55,024,890.89	54,900,611.31	10/04/24
05A3	30520782	MU	Dallas	TX	Actual/360	4.098%	158,376.24	116,964.17	0.00	N/A	05/06/25	--	46,382,302.99	46,265,338.82	10/04/24
06A2	30309709	OF	Oakland	CA	Actual/360	4.390%	176,254.61	73,830.58	0.00	N/A	06/06/25	--	48,178,936.87	48,105,106.29	10/06/24
7	30309711	LO	Canonsburg	PA	Actual/360	4.350%	98,948.46	50,395.08	0.00	N/A	07/06/25	--	27,296,126.34	27,245,731.26	10/06/24
10	30520779	OF	Seattle	WA	Actual/360	3.909%	81,427.08	0.00	0.00	N/A	04/04/25	--	25,000,000.00	25,000,000.00	10/04/24
11A1	30309712	RT	Lynnwood	WA	Actual/360	3.479%	48,684.29	82,810.59	0.00	N/A	06/01/25	--	16,793,717.24	16,710,906.65	10/01/24
12	30309713	OF	Mundelein	IL	Actual/360	4.705%	77,946.29	45,820.51	0.00	N/A	07/06/25	--	19,880,032.55	19,834,212.04	10/06/24
13	30309714	RT	Cypress	CA	Actual/360	4.090%	61,977.84	45,646.07	0.00	N/A	06/06/25	--	18,184,206.75	18,138,560.68	10/04/24
14	30520774	RT	Woodbury	NJ	Actual/360	4.503%	68,846.76	43,695.70	0.00	N/A	06/06/25	--	18,348,942.72	18,305,247.02	10/04/24
15	30309715	MF	Various	Various	Actual/360	4.869%	73,328.86	35,337.08	0.00	N/A	07/06/25	--	18,074,279.17	18,038,942.09	10/06/24
16	30309716	RT	Enfield	CT	Actual/360	4.605%	61,226.99	37,258.11	0.00	N/A	07/06/25	--	15,954,915.08	15,917,656.97	10/06/24
17	30520776	RT	Eddystone	PA	Actual/360	4.457%	54,411.30	34,880.63	0.00	N/A	07/03/25	--	14,651,309.39	14,616,428.76	10/04/24
18	30309717	Various Various		IN	Actual/360	4.835%	48,841.67	34,979.70	0.00	N/A	07/06/25	--	12,122,027.91	12,087,048.21	10/06/24
19	30309718	LO	Idaho Falls	ID	Actual/360	4.773%	24,603.52	21,397.48	0.00	N/A	07/06/25	--	6,185,674.59	6,164,277.11	10/06/24
20	30309719	LO	Ammon	ID	Actual/360	4.773%	16,657.04	14,486.50	0.00	N/A	07/06/25	--	4,187,816.15	4,173,329.65	10/06/24
22	30309721	MF	Chicago	IL	Actual/360	5.300%	46,982.77	22,798.20	0.00	N/A	06/06/25	--	10,637,607.91	10,614,809.71	10/06/24
23	30520768	IN	Carlsbad	CA	Actual/360	4.231%	39,047.91	22,309.27	0.00	N/A	06/06/25	--	11,073,495.76	11,051,186.49	10/04/24
24	30295214	Various Various		Various	Actual/360	5.104%	43,150.25	22,172.71	0.00	N/A	07/06/25	--	10,144,048.37	10,121,875.66	10/06/24
25	30309722	MU	Upper Darby	PA	Actual/360	4.640%	38,059.92	19,881.81	0.00	N/A	07/06/25	--	9,843,082.87	9,823,201.06	10/06/24
26	30309723	RT	San Diego	CA	Actual/360	4.020%	29,979.42	22,663.17	0.00	N/A	06/06/25	--	8,949,081.23	8,926,418.06	10/06/24
27	30309724	RT	Richmond	VA	Actual/360	4.076%	37,191.68	0.00	0.00	N/A	06/06/25	--	10,950,000.00	10,950,000.00	10/06/24
28	30295688	RT	Sarasota	FL	Actual/360	4.632%	34,430.22	20,756.18	0.00	N/A	07/06/25	--	8,919,746.93	8,898,990.75	10/06/24
29	30520785	SS	Myrtle Beach	SC	Actual/360	4.652%	35,402.03	17,205.15	0.00	N/A	07/03/25	--	9,132,080.15	9,114,875.00	10/04/24
30	30309725	MF	Houston	TX	Actual/360	4.570%	31,612.41	19,472.89	0.00	N/A	07/06/25	--	8,300,850.49	8,281,377.60	10/06/24
33	30295720	Various Various		MO	Actual/360	4.935%	31,939.43	16,150.84	0.00	N/A	07/06/25	--	7,766,427.34	7,750,276.50	10/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
34	30309728	MU	Norwalk	CT	Actual/360	4.820%	30,238.18	17,090.56	0.00	N/A	07/06/25	--	7,528,176.94	7,511,086.38	10/06/24
35	30309729	MH	Various	Various	Actual/360	4.515%	28,060.70	17,621.23	0.00	N/A	07/06/25	--	7,457,992.11	7,440,370.88	10/06/24
36	30309730	MF	Various	IL	Actual/360	4.491%	32,746.88	0.00	0.00	N/A	07/06/25	--	8,750,000.00	8,750,000.00	10/06/24
37	30295695	RT	Various	Various	Actual/360	4.709%	30,428.24	14,999.91	0.00	N/A	07/06/25	--	7,754,062.86	7,739,062.95	07/06/24
38	30309731	LO	Columbus	OH	Actual/360	5.295%	32,563.61	15,720.88	0.00	N/A	07/06/25	--	7,379,853.83	7,364,132.95	10/06/24
39	30309732	MF	New Braunfels	TX	Actual/360	4.400%	27,870.32	14,944.74	0.00	N/A	06/06/25	--	7,600,997.49	7,586,052.75	10/06/24
40	30309733	SS	Various	Various	Actual/360	4.570%	25,289.92	15,578.32	0.00	N/A	07/06/25	--	6,640,680.41	6,625,102.09	10/06/24
41	30309734	RT	Various	Various	Actual/360	5.023%	26,459.65	13,958.99	0.00	N/A	07/06/25	--	6,321,867.78	6,307,908.79	10/06/24
42	30309735	LO	Sherman	TX	Actual/360	4.860%	24,285.06	13,541.09	0.00	N/A	07/06/25	--	5,996,311.64	5,982,770.55	10/06/24
43	30309736	RT	Canton	GA	Actual/360	4.669%	21,277.99	11,795.69	0.00	N/A	07/06/25	--	5,468,749.33	5,456,953.64	10/06/24
44	30520775	MF	Zionsville	IN	Actual/360	4.348%	22,104.88	0.00	0.00	N/A	07/03/25	--	6,100,000.00	6,100,000.00	10/04/24
45	30520783	RT	San Antonio	TX	Actual/360	4.407%	18,811.32	11,447.09	0.00	N/A	07/03/25	--	5,122,210.47	5,110,763.38	10/04/24
46	30309737	OF	Auburn Hills	MI	Actual/360	4.844%	19,260.15	10,797.56	0.00	N/A	07/06/25	--	4,771,299.94	4,760,502.38	10/06/24
47	30520769	SS	Lakewood	CO	Actual/360	4.003%	18,349.38	0.00	0.00	N/A	06/06/25	--	5,500,000.00	5,500,000.00	10/04/24
48	30520781	IN	Birmingham	AL	Actual/360	4.199%	13,662.80	9,610.25	0.00	N/A	07/03/25	--	3,905,051.22	3,895,440.97	10/04/24
49	30520784	RT	Pisgah Forest	NC	Actual/360	4.396%	14,660.69	8,364.80	0.00	N/A	07/03/25	--	4,001,554.37	3,993,189.57	10/04/24
50	30309738	RT	Cedar Springs	MI	Actual/360	4.768%	12,721.93	14,829.45	0.00	N/A	07/06/25	--	3,201,828.43	3,186,998.98	09/06/24
51	30309739	RT	Delray Beach	FL	Actual/360	4.963%	16,389.64	7,129.77	0.00	N/A	07/06/25	--	3,963,236.95	3,956,107.18	10/06/24
52	30309740	IN	Nashua	NH	Actual/360	4.430%	13,027.85	8,430.38	0.00	N/A	07/06/25	--	3,528,989.55	3,520,559.17	10/06/24
53	30309741	RT	Indianapolis	IN	Actual/360	4.540%	12,864.00	8,007.66	0.00	N/A	07/06/25	--	3,400,177.12	3,392,169.46	10/06/24
54	30309742	RT	Shelby Township	MI	Actual/360	4.755%	12,128.93	10,687.27	0.00	N/A	06/06/25	--	3,060,927.93	3,050,240.66	10/06/24
55	30309743	RT	Las Vegas	NV	Actual/360	4.930%	12,929.44	7,041.25	0.00	N/A	07/06/25	--	3,147,125.25	3,140,084.00	10/06/24
56	30309744	RT	Harrisonville	MO	Actual/360	4.604%	11,767.89	7,208.80	0.00	N/A	06/06/25	--	3,067,217.69	3,060,008.89	10/06/24
58	30309745	RT	Temecula	CA	Actual/360	4.394%	10,102.90	6,661.71	0.00	N/A	06/06/25	--	2,758,784.53	2,752,122.82	10/06/24
59	30309746	RT	Jersey Shore	PA	Actual/360	4.652%	10,936.28	5,722.66	0.00	N/A	06/06/25	--	2,821,051.54	2,815,328.88	10/06/24
60	30309747	RT	Lakewood	CA	Actual/360	4.685%	9,992.22	6,225.07	0.00	N/A	07/06/25	--	2,559,373.83	2,553,148.76	10/06/24
61	30309748	RT	Duluth	GA	Actual/360	4.775%	10,054.78	5,770.67	0.00	N/A	07/06/25	--	2,526,856.34	2,521,085.67	10/06/24
62	30309749	IN	Memphis	TN	Actual/360	4.559%	9,932.50	5,373.41	0.00	N/A	06/06/25	--	2,614,388.52	2,609,015.11	10/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
63	30309750	MH	Grove	OK	Actual/360	4.880%	7,969.15	6,760.16	0.00 N/A	06/06/25	--	1,959,626.18	1,952,866.02	10/06/24
Totals							2,909,640.55	1,655,783.54	0.00			790,464,920.52	788,809,136.98
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.														Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	8,464,150.19	8,502,037.04	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,071,266.55	6,569,605.81	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,597,259.92	5,954,774.96	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
05A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
06A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	1,145,149.79	408,790.56	11/01/23	07/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	33,508,485.58	29,366,914.51	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1	33,073,476.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,788,464.92	1,771,446.04	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,673,671.47	1,514,143.12	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,088,208.32	2,005,399.76	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,827,656.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,800,565.71	1,988,891.06	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,719,338.14	1,658,600.06	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,254,978.35	2,338,403.25	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,286,552.63	1,944,359.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,066,782.83	1,776,617.88	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,106,020.19	1,169,836.42	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	402,224.17	376,926.12	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,455,006.05	1,271,007.32	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,449,623.57	1,435,458.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,259,558.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,094,326.67	1,155,504.34	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	959,641.32	1,088,800.56	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	910,906.42	1,015,487.03	01/01/24	06/30/24	--	0.00	0.00	45,229.71	136,185.18	4,174.91	0.00
38	307,964.28	140,205.70	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,236,189.00	1,145,183.44	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	525,707.42	567,175.08	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	732,251.03	703,406.64	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	687,293.39	731,839.43	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	665,526.71	739,766.24	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	527,664.45	447,121.34	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	443,326.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	425,452.36	0.00	--	--	--	0.00	0.00	27,538.04	27,538.04	0.00	0.00
51	(71,325.57)	104,974.56	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	428,546.43	431,605.79	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	377,785.20	394,052.05	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	429,303.25	365,344.53	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	256,102.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	228,053.32	313,107.92	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
61	322,367.60	80,894.28	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	337,809.91	492,319.96	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	119,863,332.03	79,970,001.24				0.00	0.00	72,767.75	163,723.22	4,174.91	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/11/24	0	0.00	1	7,739,062.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417096%	4.400359%	8
09/12/24	1	7,754,062.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417108%	4.400370%	9
08/12/24	1	3,216,174.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417115%	4.400377%	10
07/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417123%	4.400385%	11
06/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417134%	4.400395%	12
05/10/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417141%	4.400402%	13
04/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417152%	4.400412%	14
03/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417158%	4.400418%	15
02/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417172%	4.400431%	16
01/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417178%	4.400437%	17
12/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417183%	4.400442%	18
11/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	1	6,914,479.03	4.417193%	4.400451%	19
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
37	30295695	07/06/24	2	2	45,229.71	136,185.18	4,174.91		7,781,864.92
50	30309738	09/06/24	0	B	27,538.04	27,538.04	0.00		3,201,828.43
Totals					72,767.75	163,723.22	4,174.91		10,983,693.35
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		25,000,000	25,000,000	0		0
7 - 12 Months		763,809,137	756,070,074	7,739,063		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-24	788,809,137	781,070,074	0	7,739,063	0	0
Sep-24	790,464,921	782,710,858	7,754,063	0	0	0
Aug-24	792,022,847	788,806,672	3,216,175	0	0	0
Jul-24	793,574,866	793,574,866	0	0	0	0
Jun-24	795,213,154	795,213,154	0	0	0	0
May-24	796,753,071	796,753,071	0	0	0	0
Apr-24	798,379,691	798,379,691	0	0	0	0
Mar-24	799,907,598	799,907,598	0	0	0	0
Feb-24	801,615,589	801,615,589	0	0	0	0
Jan-24	803,131,221	803,131,221	0	0	0	0
Dec-23	804,641,105	804,641,105	0	0	0	0
Nov-23	806,238,770	806,238,770	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	30309711	0.00	4.35000%	0.00	4.35000%	8	07/29/21	07/06/21	10/26/21
20	30309719	4,808,380.91	4.77300%	4,796,362.71	4.77300%	8	09/03/20	09/06/20	09/15/20
31	30309726	0.00	5.23000%	0.00	5.23000%	1	09/14/23	07/06/23	10/16/23
38	30309731	7,999,864.09	5.29500%	7,999,864.09	5.29500%	8	12/08/20	10/06/20	12/23/20
38	30309731	0.00	5.29500%	0.00	5.29500%	10	02/15/22	01/06/22	02/15/22
38	30309731	0.00	5.29500%	0.00	5.29500%	10	01/06/22	03/06/21	02/15/22
41	30309734	6,875,134.64	5.02250%	6,875,134.64	5.02250%	8	08/11/20	06/01/20	12/07/20
61	30309748	0.00	4.77500%	0.00	4.77500%	8	06/21/21	06/21/21	07/09/21
Totals		19,683,379.64		19,671,361.44
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	30309726 11/10/23	6,914,573.18	12,700,000.00	7,029,814.25	115,335.22	7,029,814.25	6,914,479.03	94.15	0.00	0.00	94.15	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,914,573.18	12,700,000.00	7,029,814.25	115,335.22	7,029,814.25	6,914,479.03	94.15	0.00	0.00	94.15

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/12/23	0.00	94.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	30309726	11/10/23	0.00	0.00	94.15	0.00	0.00	94.15	0.00	0.00	94.15
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	94.25	94.15	0.00	0.00	94.15	0.00	0.00	94.15

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	267.91	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.08	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	(5,172.41)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.48	0.00	0.00	0.00
50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(39.25)	0.00	0.00	0.00
55	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.36	0.00	0.00	0.00
60	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.33	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	(5,172.41)	0.00	0.00	0.00	237.91	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(4,934.50)

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31